Financial Instruments (Details 2) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instrument [Line Items]
Total assets at the beginning of the year		$ 430,170,689
Total assets at the end of the year		398,551,180	$ 430,170,689
Financial assets available-for-sale without quoted market prices [member]
Disclosure of financial instrument [Line Items]
Total assets at the beginning of the year		$ 177,815	193,582	$ 70,938
Net gains (losses) included in profit or loss	[1]		(30,000)	(686)
Net gains (losses) included in other comprehensive income			0	0
Purchases			14,233	66,948
Transfer in			0	56,400
Effect of change in exchange rate			0	(18)
Total assets at the end of the year			$ 177,815	$ 193,582

[1]	Change in unrealized losses, which were included in profit or loss, relating to those available-for-sale assets without quoted market prices held at December 31, 2016 and 2017 were $686 thousand and $30,000 thousand, respectively.